Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments And Contingencies Disclosure
Commitments under Shipbuilding Contracts and Memorandums of Agreement

	Due to Shipyards /	Due to
Year Ending December 31	Sellers	Manager	Total
2017	$47,869	$1,119	$48,988
2018	21,771	613	22,384
Total	$69,640	$1,732	$71,372